Inventories (Tables)	12 Months Ended
Mar. 31, 2019
Inventories
Schedule of inventories

	March 31,
	2018	2019	2019
	RMB	RMB	US$

Current portion:
- Consumables and supplies	27,718	27,612	4,114

Non-current portion:
- Processing costs capitalized in donated umbilical cord blood	71,758	77,194	11,502
Total current and non-current inventories	99,476	104,806	15,616